SCHEDULE OF PRINCIPAL PAYMENTS DUE ON NON-CONVERTIBLE NOTES (Details)	Dec. 31, 2022 USD ($)
Advances Non-convertible Notes Payable And Ppp Note Payable
2023	$ 2,321,069
2024	2,368,205
2025	2,202,611
2026	1,336,121
2027	1,327,466
Thereafter	$ 1,732,133